Stock-Based Compensation - Summary of Option Activities (Details) - Stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Range of Exercise Prices
Options Outstanding (in shares)	2,587	6,303
Weighted Average Exercise Price (in dollars per share)	$ 1.41	$ 1.26
Options Exercisable (in shares)	2,433	5,649
Weighted Average Exercise Price (in dollars per share)	$ 1.28	$ 1.01
Weighted Average Remaining Contractual Life (in years)	1 year 7 months 6 days	2 years 2 months 12 days
$0.36 - 0.41
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.36	$ 0.36
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 0.41	$ 0.41
Options Outstanding (in shares)	1,639	4,167
Weighted Average Exercise Price (in dollars per share)	$ 0.36	$ 0.36
Options Exercisable (in shares)	1,639	4,167
Weighted Average Exercise Price (in dollars per share)	$ 0.36	$ 0.36
Weighted Average Remaining Contractual Life (in years)	8 months 12 days	1 year 8 months 12 days
$0.96 - 1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.96	$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 1.80	$ 1.80
Options Outstanding (in shares)	79	406
Weighted Average Exercise Price (in dollars per share)	$ 0.97	$ 1.24
Options Exercisable (in shares)	79	406
Weighted Average Exercise Price (in dollars per share)	$ 0.97	$ 1.24
Weighted Average Remaining Contractual Life (in years)	1 year 2 months 12 days	2 years 3 months 18 days
$3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36	$ 3.36
Options Outstanding (in shares)	341	682
Weighted Average Exercise Price (in dollars per share)	$ 3.33	$ 3.32
Options Exercisable (in shares)	338	519
Weighted Average Exercise Price (in dollars per share)	$ 3.33	$ 3.33
Weighted Average Remaining Contractual Life (in years)	2 years 6 months	3 years 6 months
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	528	1,048
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Options Exercisable (in shares)	377	557
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Weighted Average Remaining Contractual Life (in years)	3 years 8 months 12 days	4 years 7 months 6 days